Income Taxes- Income Before Income Taxes and Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic, Income before income taxes	$ 824	$ 623	$ 81
Foreign, Income before income taxes	829	784	423
Income before income tax expense	1,653	1,407	504
Federal, Current tax expense	250	151	57
State, Current tax expense	46	61	25
Foreign, Current tax expense	170	169	137
Current tax expense	466	381	219
Federal, Deferred tax expense (benefit)	(7)	39	(20)
State, Deferred tax expense (benefit)	(40)	(20)	(5)
Foreign, Deferred tax expense (benefit)	(61)	2	(10)
Deferred tax expense (benefit)	(108)	21	(35)
Total income tax expense	$ 358	$ 402	$ 184